John Hancock
Municipal Opportunities Fund
Quarterly portfolio holdings 8/31/2022

Fund’s investments
As of 8-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 96.9%				$599,460,182
(Cost $616,116,738)
Alabama 2.2%				13,497,499
Black Belt Energy Gas District Project No. 6, Series B	4.000	10-01-52	3,000,000	3,005,293
Black Belt Energy Gas District Series D1	4.000	07-01-52	500,000	507,472
Black Belt Energy Gas District Series D-2 (SOFR + 1.400%) (A)	2.928	07-01-52	1,325,000	1,284,930
Southeast Alabama Gas Supply District Project No. 2, Series A	4.000	06-01-49	4,600,000	4,636,696
Southeast Energy Authority A Cooperative District Project No. 4, Series B-1	5.000	05-01-53	2,000,000	2,093,836
Southeast Energy Authority A Cooperative District Project No. 4, Series B-2 (SOFR + 1.790%) (A)	3.318	05-01-53	2,000,000	1,969,272
Alaska 0.6%				3,939,169
Alaska Municipal Bond Bank Authority Series 4, AMT (B)	5.000	12-01-34	2,165,000	2,305,375
Alaska Municipal Bond Bank Authority Series 4, AMT (B)	5.000	12-01-35	1,160,000	1,233,794
City of Valdez Phillips Project, Series B	1.620	05-01-31	400,000	400,000
Arizona 1.6%				10,040,130
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,044,672
Arizona Industrial Development Authority Jerome Facilities Project, Series B	4.000	07-01-51	500,000	418,506
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (B)	5.500	07-01-28	1,000,000	1,146,828
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	2,989,687
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (C)	5.500	09-01-32	1,200,000	1,197,261
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (C)	5.750	09-01-45	1,000,000	993,692
Maricopa County Industrial Development Authority HonorHealth, Series A	4.000	09-01-37	515,000	502,020
Maricopa County Industrial Development Authority HonorHealth, Series A	5.000	09-01-36	700,000	757,964
Maricopa County Industrial Development Authority Legacy Cares Project (C)	4.000	07-01-26	1,000,000	989,500
California 8.5%				52,291,556
ABAG Finance Authority for Nonprofit Corporations Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,032,658
California Community Choice Financing Authority Clean Energy Project Revenue, Series A	4.000	10-01-52	2,250,000	2,292,238
California Community College Financing Authority Napa Valley College Project, Series A (C)	4.250	07-01-32	500,000	488,577
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,007,406
California Infrastructure & Economic Development Bank Colburn School (SIFMA + 0.900%) (A)	2.570	08-01-72	1,500,000	1,486,956
California Municipal Finance Authority Paradise Valley Estates Project, Series A (B)	5.000	01-01-49	1,500,000	1,610,235
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	1,250,000	1,236,609
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	1,998,598
2	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	$1,009,240
California School Finance Authority Charter School Revenue Classical Academies Oceanside (C)	4.000	10-01-27	500,000	505,054
California School Finance Authority Charter School Revenue John Adams Academies (C)	4.500	07-01-32	825,000	807,632
California State Public Works Board Lease Revenue, Series A	5.000	08-01-26	1,500,000	1,642,779
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,044,607
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	1,924,164
City of Oroville Oroville Hospital	5.250	04-01-54	3,000,000	2,948,439
Compton Community Redevelopment Agency Successor Agency Series A (B)	5.250	08-01-32	1,000,000	1,145,489
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,445,000	1,553,763
M-S-R Energy Authority Series B	6.500	11-01-39	1,000,000	1,206,938
M-S-R Energy Authority Series B	7.000	11-01-34	2,500,000	3,057,869
Newark Unified School District Series B, GO (B)	4.000	08-01-38	500,000	503,491
Newark Unified School District Series B, GO (B)	4.000	08-01-40	665,000	657,600
Newark Unified School District Series B, GO (B)	4.000	08-01-42	975,000	947,972
Perris Union High School District Series A, GO (B)	4.000	09-01-43	2,525,000	2,434,483
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	2,000,000	2,040,000
San Diego Unified School District Series I, GO (D)	4.147	07-01-39	1,250,000	624,530
San Francisco City & County Airport Comm-San Francisco International Airport SFO Fuel Company, AMT	5.000	01-01-38	1,000,000	1,050,157
San Francisco City & County Airport Comm-San Francisco International Airport SFO Fuel Company, AMT	5.000	01-01-39	1,510,000	1,582,801
San Francisco City & County Public Utilities Commission Power Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,570,752
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	4,778,496
University of California Series BK (E)	5.000	05-15-32	5,000,000	5,974,523
University of California Series BM (E)	5.000	05-15-35	1,000,000	1,127,500
Colorado 3.9%				23,993,407
City & County of Denver Series A	4.000	08-01-46	3,000,000	2,844,173
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	979,884
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	505,560
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,500,000	1,495,759
Colorado Health Facilities Authority Intermountain Healthcare, Series B	5.000	05-15-62	1,000,000	1,077,391
Denver Convention Center Hotel Authority Series 2016	5.000	12-01-33	1,620,000	1,665,435
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Denver Convention Center Hotel Authority Series 2016	5.000	12-01-40	1,000,000	$1,014,014
Fiddlers Business Improvement District Greenwood Village Colorado Refunding, GO (C)	5.000	12-01-32	500,000	518,510
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-25	135,000	141,246
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-26	145,000	153,400
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-27	225,000	240,060
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-28	150,000	160,787
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-29	145,000	155,322
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-30	130,000	139,317
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-32	145,000	153,651
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-29	210,000	224,793
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-31	240,000	254,634
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-34	125,000	130,936
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-42	350,000	347,470
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-51	850,000	807,342
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	4,265,000	4,390,905
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	3,855,229
Rendezvous Residential Metropolitan District Colorado Refunding, GO (B)	2.000	12-01-29	325,000	284,640
Rendezvous Residential Metropolitan District Colorado Refunding, GO (B)	2.125	12-01-30	500,000	433,470
Rendezvous Residential Metropolitan District Colorado Refunding, GO (B)	2.250	12-01-32	450,000	374,981
South Suburban Park & Recreation District Colorado Certificates of Participation	4.000	12-15-41	500,000	492,315
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (D)	7.768	12-01-37	3,666,667	1,152,183
Connecticut 1.2%				7,510,945
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-38	2,000,000	1,861,401
State of Connecticut Series C, GO	4.000	06-01-39	1,200,000	1,189,160
State of Connecticut Series D, GO	5.000	09-15-30	650,000	752,616
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,505,698
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,102,111
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,099,959
Delaware 0.6%				3,660,110
Delaware River & Bay Authority Delaware Revenue Refunding (E)	5.000	01-01-34	450,000	506,091
4	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Delaware (continued)
Delaware River & Bay Authority Delaware Revenue Refunding (E)	5.000	01-01-35	200,000	$223,808
Delaware State Economic Development Authority Acts Retirement Communities, Obligated Group, Series B	5.000	11-15-48	1,250,000	1,295,052
Delaware State Economic Development Authority NRG Energy Project	1.250	10-01-40	500,000	464,532
Delaware Transportation Authority Transportation System Senior Revenue	3.000	07-01-35	1,225,000	1,170,627
District of Columbia 1.1%				6,510,861
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,152,755
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,644,294
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	665,000	689,232
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (B)	6.500	10-01-41	1,750,000	2,024,580
Florida 8.1%				50,286,959
Alachua County Health Facilities Authority Oak Hammock at the University of Florida, Inc., Project	4.000	10-01-40	1,250,000	1,118,821
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,050,843
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,025,646
City of Jacksonville Series A	5.000	10-01-32	150,000	175,463
County of Broward Port Facilities Revenue, AMT	5.000	09-01-28	500,000	550,652
County of Lee Airport Revenue Series A, AMT	5.000	10-01-32	3,000,000	3,288,053
County of Miami-Dade Seaport Department Series A-1, AMT (B)	4.000	10-01-45	1,000,000	929,302
County of Miami-Dade Seaport Department Series B2	4.000	10-01-43	2,000,000	1,863,667
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	2,315,000	1,975,197
Florida Development Finance Corp. IPS Florida LLC (C)	5.250	06-15-29	700,000	696,394
Florida Development Finance Corp. River City Science Academy (E)	5.000	07-01-31	325,000	331,858
Florida Development Finance Corp. River City Science Academy (E)	5.000	07-01-42	460,000	430,330
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (C)	5.250	08-01-29	1,000,000	977,873
Florida Gulf Coast University Financing Corp. Housing Project, Series A (E)	5.000	02-01-27	805,000	868,014
Florida Gulf Coast University Financing Corp. Housing Project, Series A (E)	5.000	02-01-28	400,000	436,993
Florida Gulf Coast University Financing Corp. Housing Project, Series A (E)	5.000	02-01-29	435,000	479,774
Florida Gulf Coast University Financing Corp. Housing Project, Series A (E)	5.000	02-01-30	440,000	487,950
Florida Gulf Coast University Financing Corp. Housing Project, Series A (E)	5.000	02-01-31	460,000	511,936
Florida Gulf Coast University Financing Corp. Housing Project, Series A (E)	5.000	02-01-32	485,000	540,126
Florida Higher Educational Facilities Financial Authority Jacksonville University (C)	4.500	06-01-33	2,035,000	2,002,990
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	5

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Hillsborough County Aviation Authority Tampa International Airport, AMT	5.000	10-01-48	2,000,000	$2,061,964
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-51	1,500,000	1,331,309
Miami Beach Redevelopment Agency City Center/Historic Convention Village (B)	5.000	02-01-44	2,500,000	2,567,263
Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,500,000	1,549,859
Orange County Health Facilities Authority Presbyterian Retirement Communities (E)	4.000	08-01-36	1,500,000	1,378,372
Orange County Health Facilities Authority Presbyterian Retirement Communities (E)	4.000	08-01-42	2,000,000	1,725,024
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	4,500,000	4,702,558
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	200,000	216,013
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	2,345,000	2,451,371
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	294,864
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	750,000	696,329
Polk County Industrial Development Authority Mineral Development LLC, AMT (C)	5.875	01-01-33	750,000	776,059
State of Florida Department of Transportation Right of Way, Series B, GO	4.000	07-01-33	5,815,000	6,109,145
University of Florida Department of Housing & Residence Series A	4.000	07-01-35	3,165,000	3,240,344
Village Community Development District No. 6 Special Assessment Revenue, Series 2017 (B)	4.000	05-01-37	440,000	444,603
Georgia 3.4%				20,726,562
Augusta Development Authority Health System, Inc. Project	5.000	07-01-26	1,775,000	1,750,816
Brookhaven Development Authority Children’s Healthcare of Atlanta, Inc.	1.660	07-01-42	500,000	500,000
Decatur Public Facilities Authority Decatur City Projects	3.000	02-01-47	2,420,000	1,957,482
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	500,000	464,152
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (C)	4.000	01-01-38	1,000,000	960,006
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,250,000	3,277,939
Georgia Ports Authority	4.000	07-01-52	1,000,000	949,278
Main Street Natural Gas, Inc. Series A	5.000	05-15-36	1,435,000	1,516,903
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	1,024,665
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series EE (B)	7.250	01-01-24	2,000,000	2,123,855
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-29	3,000,000	3,288,115
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-39	2,445,000	2,580,922
Private Colleges & Universities Authority Mercer University Project	5.000	10-01-28	300,000	332,429
Guam 0.2%				1,035,799
Guam International Airport Authority General, Series C, AMT (B)	6.125	10-01-43	180,000	184,986
6	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Guam (continued)
Guam International Airport Authority General, Series C, AMT, Prerefunded (B)	6.125	10-01-43	820,000	$850,813
Hawaii 0.3%				1,837,504
State of Hawaii Airports System Revenue Series A, AMT	5.000	07-01-48	1,250,000	1,287,298
State of Hawaii Harbor System Revenue Series A, AMT	5.000	07-01-27	500,000	550,206
Illinois 8.1%				50,137,202
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,444,127
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,740,503
Chicago Board of Education Series B, GO	4.000	12-01-40	2,000,000	1,847,521
Chicago Board of Education Series B, GO	5.000	12-01-31	1,000,000	1,059,610
Chicago O’Hare International Airport Customer Facility Charge (B)	5.500	01-01-43	2,000,000	2,015,134
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,528,180
Chicago O’Hare International Airport Series D	5.250	01-01-42	3,670,000	3,889,127
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,058,691
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,086,450
City of Chicago Waterworks Revenue	3.150	11-01-24	500,000	502,918
County of Cook Sales Tax Revenue, Series B	5.000	11-15-29	225,000	253,940
Illinois Finance Authority Dominican University	5.000	03-01-27	510,000	528,024
Illinois Finance Authority Dominican University	5.000	03-01-29	560,000	580,910
Illinois Finance Authority Dominican University	5.000	03-01-31	620,000	639,316
Illinois Finance Authority Field Museum of Natural History (SOFR + 1.200%) (A)	2.796	11-01-34	2,000,000	1,985,638
Illinois Finance Authority Joan W. and Irving B. Harris Theater for Music and Dance Project	1.510	03-01-40	200,000	200,000
Illinois State Toll Highway Authority Highway Revenue Tolls, Series A	5.000	01-01-45	2,365,000	2,524,331
Metropolitan Pier & Exposition Authority McCormick Place Expansion	4.000	12-15-42	1,000,000	911,056
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	713,948
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	976,807
Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	1,086,961
Sales Tax Securitization Corp. Series A	5.000	01-01-48	4,000,000	4,207,202
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,886,641
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,093,844
State of Illinois Series B, GO	4.000	11-01-35	2,000,000	1,916,743
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,793,790
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
State of Illinois, GO (B)	4.000	02-01-31	1,000,000	$1,009,180
State of Illinois, GO (B)	5.500	07-01-38	1,000,000	1,020,975
State of Illinois, GO	5.500	07-01-38	1,000,000	1,019,565
Winnebago & Boone Counties School District No. 205 Refunding, GO (B)(E)	4.000	02-01-33	3,500,000	3,616,070
Indiana 0.5%				3,024,922
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	1,003,782
Indiana Finance Authority Polyflow Industry Project, AMT (C)	7.000	03-01-39	1,250,000	995,690
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-24	500,000	511,274
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-25	500,000	514,176
Iowa 0.3%				1,736,395
Iowa Tobacco Settlement Authority Series A-2 Class 1	4.000	06-01-49	1,885,000	1,736,395
Kentucky 1.3%				7,882,783
County of Trimble Louisville Gas and Electric Company, AMT	1.300	09-01-44	2,500,000	2,095,552
Eastern Kentucky University Series A	5.000	04-01-27	480,000	523,544
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	482,206
Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	638,206
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	603,493
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,300,701
Woodford County School District Finance Corp. Series A	6.000	08-01-31	1,015,000	1,239,081
Louisiana 1.1%				6,908,809
City of Shreveport Water & Sewer Revenue	5.000	12-01-40	1,000,000	1,065,576
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	667,285
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-42	2,500,000	2,573,390
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (B)	5.000	10-01-48	1,000,000	1,051,113
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	508,864
St. James Parish Nustar Logistics LP Project (C)	5.850	08-01-41	1,000,000	1,042,581
Maine 0.5%				3,377,534
Maine Municipal Bond Bank Series A	4.000	11-01-37	3,330,000	3,377,534
Maryland 0.8%				5,190,166
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,000,000	2,066,915
County of Howard Series A, GO	4.000	08-15-39	1,000,000	1,021,472
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	1,053,903
8	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	$1,047,876
Massachusetts 4.8%				29,466,667
Commonwealth of Massachusetts Series D, GO	4.000	11-01-35	2,000,000	2,078,795
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated Bridge Program	5.000	06-01-47	3,180,000	3,370,711
Massachusetts Development Finance Agency Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,541,611
Massachusetts Development Finance Agency Boston University, Series BB1	5.000	10-01-46	630,000	665,712
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,077,535
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series N	5.000	12-01-41	3,000,000	3,171,821
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (C)	5.000	10-01-47	2,060,000	2,164,415
Massachusetts Development Finance Agency Northeastern University	5.000	10-01-31	1,000,000	1,154,159
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	870,000	917,765
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,545,133
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	1,805,846
Massachusetts Educational Financing Authority Issue I, AMT	5.000	01-01-25	2,000,000	2,087,010
Massachusetts Educational Financing Authority Series A, AMT	3.625	07-01-32	45,000	44,015
Massachusetts Educational Financing Authority Series B, AMT	5.000	07-01-24	350,000	362,497
Massachusetts Housing Finance Agency Series 162	3.450	12-01-37	1,395,000	1,311,243
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,053,954
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,033,063
Massachusetts Port Authority Green Bonds, Series A, AMT	5.000	07-01-31	1,000,000	1,119,233
Massachusetts School Building Authority Series B	5.000	11-15-36	1,820,000	1,962,149
Michigan 3.1%				19,004,750
Bloomfield Hills School District, GO (E)	5.000	05-01-31	1,150,000	1,291,146
City of Detroit, GO	5.000	04-01-24	300,000	307,843
City of Detroit, GO	5.000	04-01-26	660,000	695,026
Detroit City School District School Building and Site Improvement, Series A, GO (B)	5.250	05-01-32	1,280,000	1,511,970
Detroit Downtown Development Authority Catalyst Development Project, Series A (B)	5.000	07-01-43	1,000,000	1,035,887
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,267,832
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	545,634
Michigan Finance Authority Beaumont-Spectrum Consolidation (SIFMA + 0.750%) (A)	2.420	04-15-47	1,750,000	1,734,454
Michigan Finance Authority Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,026,409
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	205,000	195,281
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	540,000	$468,389
Michigan Finance Authority Local Government Loan Program (B)	5.000	07-01-36	250,000	258,655
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	1,500,000	1,517,742
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,509,772
Michigan State University Series C	4.000	02-15-39	2,000,000	1,961,499
Oakland University Series B (E)	5.000	03-01-34	615,000	677,211
Minnesota 0.8%				4,907,733
Minnesota Housing Finance Agency Series A	2.950	02-01-46	913,407	873,591
Minnesota Housing Finance Agency Series G	1.670	01-01-34	700,000	700,000
Minnesota Municipal Gas Agency Series A	4.000	12-01-52	2,000,000	2,028,935
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.000	12-01-34	500,000	474,048
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	920,000	831,159
Mississippi 0.5%				2,984,206
Mississippi Business Finance Corp. System Energy Resources, Inc., Project	2.375	06-01-44	1,595,000	1,073,673
Mississippi Development Bank Magnolia Regional Health Center Project (C)	4.000	10-01-41	1,000,000	833,647
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,076,886
Missouri 0.8%				5,080,326
Kansas City Industrial Development Authority Kansas City International Airport Terminal, AMT	4.000	03-01-45	2,000,000	1,859,763
Missouri Development Finance Board Infrastructure Facilities Revenue (B)	5.000	06-01-28	2,000,000	2,199,435
Ozark Reorganized School District No. R-06 School Building, GO (B)	6.000	03-01-32	825,000	1,021,128
Nevada 0.5%				3,323,336
City of Henderson Series A1, GO	4.000	06-01-36	1,000,000	1,036,074
Washoe County School District School Improvement, Series A, GO (B)	3.000	06-01-34	2,490,000	2,287,262
New Jersey 3.1%				18,889,368
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,586,860
New Jersey Economic Development Authority Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	1,745,732
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	2,045,795
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,034,635
New Jersey Economic Development Authority The Geothals Bridge Replacement P3 Project, AMT	5.375	01-01-43	1,500,000	1,525,840
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,255,000	2,207,178
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,443,160
10	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.250	06-15-43	1,000,000	$1,051,110
New Jersey Transportation Trust Fund Authority Transportation System, Series C (B)(D)	3.847	12-15-31	750,000	525,488
State of New Jersey Series A, GO	5.000	06-01-27	2,000,000	2,205,143
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,518,427
New Mexico 0.4%				2,438,667
New Mexico Educational Assistance Foundation Education Loan, Series A1, AMT	3.875	04-01-34	2,435,000	2,438,667
New York 9.0%				55,907,114
Chautauqua County Capital Resource Corp. NRG Energy Project	1.300	04-01-42	2,000,000	1,975,275
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,500,000	1,496,523
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	872,630
Long Island Power Authority Electric System Revenue, Series C (SIFMA + 0.450%) (A)	2.020	09-01-28	1,000,000	1,000,001
Metropolitan Transportation Authority Green Bonds, Series A-2	5.000	11-15-27	1,250,000	1,329,210
Metropolitan Transportation Authority Green Bonds, Series C (B)	4.000	11-15-47	2,300,000	2,190,148
Metropolitan Transportation Authority Green Bonds, Series C-1	5.000	11-15-23	1,350,000	1,389,928
Metropolitan Transportation Authority Series D	5.000	11-15-30	500,000	502,397
New York City Industrial Development Agency Yankee Stadium Project Pilot (B)	5.000	03-01-28	350,000	387,851
New York City Municipal Water Finance Authority 2nd General Resolution	5.000	06-15-50	3,020,000	3,230,295
New York City Municipal Water Finance Authority 2nd General Resolution Fiscal 2021	4.000	06-15-43	1,225,000	1,185,003
New York City Transitional Finance Authority Future Tax Subordinated Bonds	4.000	11-01-38	1,000,000	981,076
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	5.000	11-01-29	1,000,000	1,146,954
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	3,010,000	2,953,039
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	350,000	339,154
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	237,155
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	327,371
New York Liberty Development Corp. World Trade Center, Class 2-3 (C)	5.150	11-15-34	2,500,000	2,525,187
New York Power Authority Series A	4.000	11-15-45	500,000	471,514
New York State Dormitory Authority Garnet Health Medical Center (C)	5.000	12-01-40	1,000,000	1,002,954
New York State Dormitory Authority Northwell Health Obligation Group	5.000	05-01-37	1,000,000	1,081,228
New York State Dormitory Authority Series A	4.000	03-15-37	1,000,000	990,344
New York State Dormitory Authority Series E Group 3	4.000	03-15-40	5,000,000	4,852,002
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York State Dormitory Authority Teachers College	4.000	07-01-46	750,000	$678,767
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	1,000,000	1,005,352
New York State Housing Finance Agency 29 Flatbush Avenue Housing, Series A	1.520	11-01-44	500,000	500,000
New York State Thruway Authority Series A	5.000	03-15-30	2,000,000	2,300,708
New York Transportation Development Corp. American Airlines, Inc., AMT	2.250	08-01-26	405,000	384,455
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	2,000,000	1,888,532
New York Transportation Development Corp. JFK International Airport Terminal 4, AMT	4.000	12-01-42	600,000	535,923
New York Transportation Development Corp. JFK International Airport Terminal 4, AMT	5.000	12-01-24	1,000,000	1,035,838
New York Transportation Development Corp. JFK International Airport Terminal 4, AMT	5.000	12-01-25	1,000,000	1,044,076
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,558,186
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	423,216
Niagara Area Development Corp. Covanta Project, Series A, AMT (C)	4.750	11-01-42	1,500,000	1,443,390
Port Authority of New York & New Jersey Consolidated Bonds, Series 198	5.250	11-15-56	3,000,000	3,172,368
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	400,000	453,625
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	500,000	473,651
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	4.000	11-15-54	500,000	456,436
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	5.000	11-15-49	500,000	531,313
Triborough Bridge & Tunnel Authority Series A-1	4.000	05-15-46	250,000	236,387
TSASC, Inc. Tobacco Settlement Subordinated, Series B	5.000	06-01-23	2,500,000	2,497,410
Westchester County Local Development Corp. Purchase Senior Learning Community Inc. Project, Series B (C)	3.600	07-01-29	2,000,000	1,820,242
Ohio 3.5%				21,592,173
American Municipal Power, Inc. Prairie State Energy Campus Project, Series A	4.000	02-15-35	890,000	897,515
Austintown Local School District Certificates of Participation (E)	4.000	12-01-42	500,000	458,858
City of Cleveland Series A, GO	5.000	12-01-44	625,000	687,785
City of Cleveland Series A, GO	5.000	12-01-51	1,000,000	1,091,871
City of Salem Salem Community Center, Inc. Project	1.730	06-01-27	500,000	500,000
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-46	1,000,000	948,226
County of Hamilton Life Enriching Communities	5.000	01-01-46	1,000,000	965,218
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,121,412
Lancaster Port Authority Series A	5.000	08-01-49	1,000,000	1,046,624
12	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Miami University Series A	5.000	09-01-34	1,000,000	$1,135,660
Ohio Air Quality Development Authority American Electric Power Company	1.900	05-01-26	2,000,000	1,925,517
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,448,629
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,000,000	1,017,556
Ohio Air Quality Development Authority Duke Energy Corp., AMT	4.250	11-01-39	1,000,000	1,019,616
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (C)	4.250	01-15-38	1,000,000	998,838
Ohio Turnpike & Infrastructure Commission Junior Lien (E)	5.000	02-15-39	1,000,000	1,125,782
State of Ohio Portsmouth Bypass Project, AMT (B)	5.000	12-31-35	750,000	777,438
State of Ohio Portsmouth Bypass Project, AMT	5.000	06-30-53	1,410,000	1,425,628
Oklahoma 1.4%				8,666,417
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,171,184
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,870,658
Oklahoma Development Finance Authority Oklahoma University Medicine Project, Series B	5.000	08-15-38	2,150,000	2,019,644
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	546,424
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-37	1,000,000	1,034,845
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-45	1,000,000	1,023,662
Oregon 0.7%				4,367,401
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	840,000	824,069
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-37	635,000	611,152
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,573,079
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-28	150,000	160,574
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	198,527
Pennsylvania 3.3%				20,403,670
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A (E)	5.000	03-01-33	610,000	679,429
Allegheny County Hospital Development Authority UPMC Subordinated, Series D2D (SIFMA + 0.580%) (A)	2.250	11-15-26	1,000,000	994,701
Allegheny County Sanitary Authority Series A	5.000	06-01-26	500,000	543,243
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	740,000	488,238
Berks County Industrial Development Authority Tower Health Project	5.000	11-01-47	1,390,000	1,080,859
Chester County Industrial Development Authority Longwood Gardens, Inc., Project	4.000	12-01-46	1,250,000	1,190,838
City of Philadelphia Series A, GO	5.000	05-01-34	1,000,000	1,111,469
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,071,079
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,465,000	$1,452,783
Montgomery County Higher Education & Health Authority Thomas Jefferson University, Series B	4.000	05-01-35	600,000	589,783
Pennsylvania Economic Development Financing Authority PPL Electric Utilities Corp.	0.400	10-01-23	1,000,000	965,825
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series A	5.000	12-01-44	1,000,000	1,049,718
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,672,852
Philadelphia Authority for Industrial Development Holy Family University Project (E)	5.000	09-01-27	615,000	642,428
Philadelphia Authority for Industrial Development Holy Family University Project (E)	5.000	09-01-28	645,000	677,183
Philadelphia Authority for Industrial Development Holy Family University Project (E)	5.000	09-01-29	680,000	715,413
Philadelphia Gas Works Company 1998 General Ordinance	5.000	08-01-47	2,500,000	2,576,389
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (B)	5.000	02-01-28	1,375,000	1,509,568
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (B)	5.000	02-01-29	350,000	391,872
Puerto Rico 2.0%				12,216,709
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO	0.000	11-01-43	4,391,124	2,261,429
Puerto Rico Commonwealth Series A, GO (D)	4.354	07-01-24	28,321	26,162
Puerto Rico Commonwealth Series A, GO (D)	5.287	07-01-33	109,001	61,872
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	84,700	79,160
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	76,134	69,797
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	65,344	58,365
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	88,842	77,293
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	92,394	78,123
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	94,333	97,282
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	93,478	99,074
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	91,962	98,877
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	89,322	97,787
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	4.202	07-01-31	2,843,000	1,966,020
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	2,010,752
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	5.326	07-01-46	985,000	280,866
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	3,000,000	2,912,310
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	2,000,000	1,941,540
14	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Rhode Island 0.3%				$1,901,944
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,885,000	1,901,944
South Carolina 0.8%				5,099,555
Richland County School District No. 2 Series A, GO	3.000	03-01-33	3,470,000	3,307,940
South Carolina Jobs-Economic Development Authority Green Bonds, Last Step Recycling Project, Series A, AMT (C)	6.250	06-01-40	1,000,000	828,073
South Carolina Public Service Authority Santee Cooper, Series A	4.000	12-01-37	1,000,000	963,542
Tennessee 1.4%				8,714,228
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	513,798
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	508,523
City of Lenoir Electric System Revenue	5.000	06-01-35	325,000	365,890
County of Hamblen, GO	4.000	05-01-45	3,230,000	3,109,110
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	2,050,000	2,134,532
Tennergy Corp. Series A	5.000	02-01-50	2,000,000	2,082,375
Texas 8.6%				53,394,411
Alamo Community College District, GO	4.000	08-15-38	1,920,000	1,945,900
Board of Regents of the University of Texas System Series B	1.500	08-01-25	400,000	400,000
Bullard Independent School District Adjusted School Building, GO	2.750	02-15-52	500,000	498,779
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	534,146
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,043,499
Chambers County Improvement District No. 1, GO (E)	4.000	09-01-45	850,000	801,863
City of Austin Electric Utility Revenue (B)	5.000	11-15-37	5,000,000	5,024,519
City of Austin Water & Wastewater System Revenue, Series A	3.200	05-15-28	975,000	985,248
City of Dallas Waterworks & Sewer System Revenue Series C	4.000	10-01-49	1,000,000	964,253
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series C, AMT	5.000	07-15-28	4,400,000	4,530,443
City of San Antonio Electric & Gas Systems Revenue	5.000	02-01-48	5,000,000	5,055,030
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-47	1,000,000	925,002
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. (E)	4.000	08-15-42	1,000,000	962,379
County of Collin Refunding And Permanent Improvement, GO	3.000	02-15-38	1,000,000	870,262
County of Collin Refunding And Permanent Improvement, GO	3.000	02-15-39	1,000,000	853,060
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,132,218
Fort Bend County Municipal Utility District No. 182, GO (B)	5.250	09-01-27	975,000	1,075,812
Fort Bend County Municipal Utility District No. 182, GO (B)	5.250	09-01-28	1,090,000	1,217,739
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	$4,113,060
Gulf Coast Authority Series B	5.000	10-01-32	450,000	519,202
Gulf Coast Authority Series B	5.000	10-01-33	520,000	600,520
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	600,000	599,906
Harris County Cultural Education Facilities Finance Corp. First Mortgage, Brazos Presbyterian Homes, Inc. Project	5.000	01-01-48	1,000,000	914,183
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Healthcare System Project (SIFMA + 0.850%) (A)	2.520	07-01-49	2,500,000	2,500,001
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-32	175,000	169,577
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	380,000	363,575
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,045,644
Matagorda County Navigation District No. 1 Central Power and Light Company, AMT	0.900	05-01-30	500,000	488,848
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,890,000	1,769,086
Port Authority of Houston of Harris County Texas 1st Lien	4.000	10-01-46	2,125,000	2,005,268
Spring Independent School District School Building, GO	5.000	08-15-42	1,500,000	1,613,609
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-29	500,000	532,719
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-32	300,000	319,643
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	2,000,000	2,019,418
Utah 1.3%				7,834,868
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,058,403
County of Utah IHC Health Services, Inc., Series B	5.000	05-15-60	600,000	649,409
Utah Charter School Finance Authority Legacy Preparatory Academy Project	4.000	04-15-42	1,250,000	1,174,054
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	500,000	472,129
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-48	500,000	454,128
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	570,000	565,760
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	384,654
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,076,331
Vermont 0.2%				1,103,680
City of Burlington Airport Revenue, Series A	5.000	07-01-27	475,000	513,756
City of Burlington Airport Revenue, Series A	5.000	07-01-28	540,000	589,924
Virgin Islands 0.2%				1,533,725
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	1,460,000	1,533,725
16	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Virginia 1.3%				$8,143,992
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,820,642
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	980,214
Arlington Higher Education Finance Corp. Kipp Texas, Inc.	4.000	08-15-37	1,250,000	1,248,854
Virginia Commonwealth Transportation Board Capital Projects	4.000	05-15-37	1,000,000	1,017,797
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	500,000	458,748
Virginia Small Business Financing Authority Elizabeth River, AMT	4.000	01-01-40	250,000	233,316
Virginia Small Business Financing Authority LifeSpire of Virginia, Inc.	4.000	12-01-51	1,000,000	859,460
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-52	1,500,000	1,524,961
Washington 2.4%				15,028,368
City of Bellevue Forward Delivery, GO	4.000	12-01-40	1,000,000	1,004,498
Port of Seattle Series B, AMT	5.000	08-01-47	1,500,000	1,578,695
Port of Seattle Series C, AMT	5.000	08-01-25	1,535,000	1,624,582
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	1,941,824
State of Washington Series R 2021-D, GO	4.000	07-01-39	3,000,000	3,014,116
State of Washington Series R-2022D, GO	4.000	07-01-33	4,665,000	4,969,396
Washington State Housing Finance Commission Municipal Certificates, Series 1 Class A	3.500	12-20-35	982,122	895,257
West Virginia 0.3%				1,938,762
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-47	2,000,000	1,938,762
Wisconsin 1.9%				11,929,800
County of Waushara Anticipation Notes, Series A	4.500	06-01-27	1,200,000	1,251,934
Milwaukee Metropolitan Sewerage District Green Bonds, Series A, GO	3.000	10-01-35	1,500,000	1,377,352
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	700,000	732,754
Public Finance Authority Mary’s Woods at Marylhurst (C)	5.250	05-15-47	1,015,000	940,848
Public Finance Authority Rose Villa Project, Series A (C)	5.000	11-15-24	600,000	603,742
Public Finance Authority Rose Villa Project, Series A (C)	5.750	11-15-44	1,000,000	1,011,013
Public Finance Authority Viticus Group Project, Series A (C)	4.000	12-01-41	500,000	427,541
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	2,901,031
State of Wisconsin Series A, GO (SIFMA + 0.420%) (A)	2.090	05-01-25	1,000,000	999,366
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	300,000	305,706
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc. (E)	4.000	09-15-41	500,000	447,626
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc. (E)	4.000	09-15-45	500,000	$430,887

Wisconsin Housing & Economic Development Authority Home Ownership Revenue Series C	1.660	03-01-31	500,000	500,000
Corporate bonds 0.4%				$2,464,841
(Cost $3,521,471)
Health care 0.3%				1,770,000
Health care providers and services 0.3%
Tower Health	4.451	02-01-50	3,000,000	1,770,000
Industrials 0.1%				694,841
Construction and engineering 0.1%
LBJ Infrastructure Group LLC (C)	3.797	12-31-57	1,000,000	694,841

	Shares	Value
Closed-end funds 0.1%		$370,650
(Cost $394,461)
Eaton Vance Municipal Bond Fund	35,000	370,650

	Yield (%)	Shares	Value
Short-term investments 5.4%			$33,609,409
(Cost $33,612,717)
Short-term funds 5.4%
John Hancock Collateral Trust (F)	2.3160(G)	3,363,161	33,609,409
Total investments (Cost $653,645,387) 102.8%			$635,905,082
Other assets and liabilities, net (2.8%)			(17,538,333)
Total net assets 100.0%			$618,366,749

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SIFMA	Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 8-31-22.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	5.1
Build America Mutual Assurance Company	1.9
National Public Finance Guarantee Corp.	0.9
Ambac Financial Group, Inc.	0.3
Assured Guaranty Corp.	0.3
California Mortgage Insurance	0.3
TOTAL	8.8
18	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 8-31-22:
General obligation bonds	14.1%
Revenue bonds	82.8%
Other revenue	21.0%
Health care	16.3%
Education	9.2%
Transportation	8.0%
Development	7.2%
Airport	6.3%
Utilities	6.1%
Water and sewer	3.2%
Housing	2.3%
Tobacco	1.8%
Pollution	0.7%
Facilities	0.7%
Corporate bonds	0.4%
Closed-end funds	0.1%
Short-term investments and other	2.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	19

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	450	Short	Dec 2022	$(53,039,415)	$(52,607,812)	$431,603
						$431,603
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
20	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$599,460,182	—	$599,460,182	—
Corporate bonds	2,464,841	—	2,464,841	—
Closed-end funds	370,650	$370,650	—	—
Short-term investments	33,609,409	33,609,409	—	—
Total investments in securities	$635,905,082	$33,980,059	$601,925,023	—
Derivatives:
Assets
Futures	$431,603	$431,603	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,363,161	$26,028,588	$76,098,922	$(68,509,485)	$(4,730)	$(3,886)	$88,061	—	$33,609,409
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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